Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
REVENUE
COST OF REVENUE	$ (118,166,134)	$ (15,212,500)	$ (85,905,732)	$ (101,349,653)
Gross profit	35,326,931	4,547,927	31,359,864	27,719,524
OPERATING EXPENSES
Selling and marketing	(13,937,275)	(1,794,260)	(7,817,266)	(9,506,947)
General and administrative	(23,700,001)	(3,051,096)	(25,490,535)	(17,134,492)
Total operating expenses	(37,637,276)	(4,845,356)	(33,307,801)	(26,641,439)
INCOME (LOSS) FROM OPERATION	(2,310,345)	(297,429)	(1,947,937)	1,078,085
OTHER INCOME (EXPENSES), NET
Interest income	135,474	17,441	123,894	161,176
Interest expense	(1,253,563)	(161,381)	(1,470,798)	(1,693,012)
Other income	876,653	112,859	630,546	2,088,320
Other gains (losses), net	817,876	105,292	(1,617,052)	2,016,967
Total other income (expenses), net	576,440	74,211	(2,333,410)	2,573,451
INCOME (LOSS) BEFORE TAX EXPENSES	(1,733,905)	(223,218)	(4,281,347)	3,651,536
INCOME TAX BENEFITS (EXPENSES)	(926,503)	(119,276)	894,479
NET INCOME (LOSS)	(2,660,408)	(342,494)	(3,386,868)	3,651,536
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(1,605,741)	(206,720)	1,185,094	(1,173,011)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (4,266,149)	$ (549,214)	$ (2,201,774)	$ 2,478,525
Weighted average number of ordinary shares:
Weighted average number of ordinary shares, Basic (in Shares)	18,478,962	18,478,962	18,000,000	18,000,000
Weighted average number of ordinary shares, Diluted (in Shares)	18,478,962	18,478,962	18,000,000	18,000,000
EARNINGS (LOSS) PER ORDINARY SHARE:
Earnings (Loss) Per Ordinary Share, Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.14)	$ (0.02)	$ (0.19)	$ 0.2
Earnings (Loss) Per Ordinary Share, Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.14)	$ (0.02)	$ (0.19)	$ 0.2
Third parties
REVENUE
REVENUE	$ 152,854,430	$ 19,678,210	$ 117,265,596	$ 129,069,177
Related parties
REVENUE
REVENUE	$ 638,635	$ 82,217